WARRANTS AND OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT

	March 31, 2023 (unaudited)	December 31, 2022 (audited)

Stock Price	$3.50	$4.75
Exercise Price	$21.50	$21.50
Term (expected in years)	4.3	4.5
Volatility	32.12%	38.14%
Annual Rate of Dividends	0.0%	0.0%
Risk Free Rate	4.64%	4.69%

	December 31, 2022	December 31, 2021

Stock Price	$4.75	$142.00
Exercise Price	$21.50	$200.00
Term (expected in years)	4.5	3.2
Volatility	38.14%	203.44%
Annual Rate of Dividends	0.0%	0.0%
Risk-Free Rate	4.69%	1.52%

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes all warrant activity for the year ended December 31, 2022, and for the three months ended March 31, 2023.

	Shares	Weighted- Average Exercise Price Per Share	Remaining term	Intrinsic value

Outstanding and Exercisable at December 31, 2021	28,071	$220.00	2.95 years	-
Granted	116,386	$129.6875	5.00 years	-
Granted in Debt Conversion	15,099	$129.6875	5.00 years
Granted Prefunded Warrants	463,195	$0.25	5.00 years
Granted in PIPE transaction	936,937	$21.50	5.00 years
Exercised	(463,195)	$0.25	-	-
Expired	(38)	-	-	-
Outstanding and Exercisable at December 31, 2022 (audited)	1,096,455	30.50	4.50 years
Granted	-	$0.00	0.00 years	-
Exercised	-	$0.01	0.00 years	-
Expired	-	-	-	-
Outstanding and Exercisable at March 31, 2023 (unaudited)	1,096,455	$30.50	4.50 years	-

The following table summarizes all warrant activity for the years ended December 31, 2022 and 2021.

	Shares	Weighted- Average Exercise Price Per Share	Remaining term	Intrinsic value

Outstanding and Exercisable at December 31, 2020	1,748	$520.00	3.48 years	-
Granted	26,509	$200.00	2.95 years	-
Exercised	-	-	-	-
Expired	(185)	-	-	-
Outstanding and Exercisable at December 31, 2021	28,072	$220.00	2.95 years	-
Granted	116,386	$129.6875	5.00 years	-
Granted in Debt Conversion	15,099	$129.6875	5.00 years
Granted Prefunded Warrants	463,195	$0.25	5.00 years
Granted in PIPE transaction	936,937	$21.50	5.00 years
Exercised	(463,195)	$0.25	-	-
Expired	(38)	-	-	-
Outstanding and Exercisable at December 31, 2022	1,096,455	$30.50	4.50 years	-